Merger of FGF and FGH (Details Narrative) - USD ($) $ in Thousands		3 Months Ended
	Feb. 29, 2024	Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Fair value of assets and liabilities	$ 17,400	$ 17,435
Total consideration amount	15,600
Bargain purchase gain	$ 1,800
Net assets acquired exceeded the purchase price		$ 1,800